SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets.

(d)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of long-lived assets, share-based compensation, provision for earnout commitment and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(e)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: net losses in the past and futures; the Group’s limited operating history; failure in launching new business; a significant or prolonged economic downturn; contraction in the air travel advertising industry in China; competition from other competitors; regulatory or other PRC related factors; fluctuations in the demand for air travel; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the advertising industry.

(f)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(g)	Fair value of financial instruments

The Group’s financial instruments include cash, restricted cash, accounts receivable, notes receivable, short-term investment, amounts due from related parties, assets held for sale, short-term loan, accounts payable, and amounts due to related parties. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2014 and 2015.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include assets held for sale based on level 1 inputs, certain assets in connection with an equity share exchange transaction based on level 2 inputs and acquired assets and liabilities based on level 3 inputs in connection with business combinations.

(h)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(i)	Restricted cash

Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.

(j)	Short-term investment

Short-term investments comprise marketable debt securities, which are classified as held-to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group’s held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, in determining if impairment is needed. OTTI is recognized as a loss in the income statement. The short-term investments held by the Group as of December 31, 2015 were not in a continuous unrealized loss position.

(k)	Assets held for sale

The Group considers assets to be held for sale when all of the following criteria are met: i) a formal commitment to a plan to sell a property was made and exercised; ii) the property is available for sale in its present condition; iii) actions required to complete the sale of the property have been initiated; iv) sale of the property is probable and the Group expects the completed sale will occur within one year; v) the property is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Upon designation as assets held for sale, the Group records each property at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

(l)	Property and equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

(m)	Long-term investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

(n)	Acquired intangible assets

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Customer relationships intangible assets are amortized using the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

(o)	Revenue recognition

The Group’s revenues are derived from selling advertising time slots on the Group’s advertising networks. For the years ended December 31, 2013, 2014 and 2015, the advertising revenues were generated from air travel media network, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser’s advertisements on the Group’s network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, with the exception of Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $102, $209 and $473 for the years ended December 31, 2013, 2014 and 2015, respectively. No direct costs are attributable to the revenues.

(p)	Value Added Tax (“VAT”)

The Company’s PRC subsidiaries are subject to value-added taxes at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account as input VAT receivable or other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC, including Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Also a circular issued in May 2013 provided that such VAT pilot program is rolled out nationwide since August 2013. Since then, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. For the years ended December 31, 2013, 2014 and 2015, gross revenue is presented net of $5,854, $3,610 and $2,647 of VAT, respectively.

(q)	Business tax and other sale related taxes

The Group’s PRC subsidiaries and VIEs are subject to business tax and other sale related taxes at the rate of 8.5% on revenues other than those subject to VAT after deduction of certain costs of revenues permitted by the PRC tax laws.

(r)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines, railway bureaus and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports, airlines and railway bureaus are fixed with escalation, which means a fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment, if any, based on negotiation with the petroleum company.

(s)	Agency fees

The Group pays fees to advertising agencies based on a certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided. From time to time, the Group and certain advertising agencies may renegotiate and mutually agree, as permitted by applicable laws, to reduce existing agency fee liabilities as calculated under the terms of existing contracts. Such reductions in the accrued agency fees are recorded as a reduction in cost of sales in the period the renegotiations are finalized. During the years ended December 31, 2013, 2014 and 2015, reversals in cost of sales as a result of renegotiated agency fees amounted to $1,066, $70 and $403 respectively.

(t)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(u)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $469, $1,785 and $350 for the years ended December 31, 2013, 2014 and 2015, respectively, and have been included as part of selling and marketing expenses.

(v)	Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries domiciled in BVI and Hong Kong are the United States dollar (“U.S. dollar”). The financial records of the Company’s other subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in their local currency, the Renminbi (“RMB”), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

(w)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

(x)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options as of each reporting date through the measurement date, with a corresponding impact reflected in additional paid-in capital.

(y)	Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2015 in the consolidated statements of comprehensive (loss) income.

(z)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally does not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients’ financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

(aa)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China.

Customers accounting for 10% or more of total revenues are:

Customer	For the years ended December 31,
	2013	2014	2015

A	21.0%	1.8%	-

There is no customer accounting for 10% or more of total accounts receivables as of December 31, 2014 and 2015.

(bb)	Net (loss) income per share

Basic net (loss) income per share are computed by dividing net (loss) income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net (loss) income reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

(cc)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $755, $491 and $513 for the years ended December 31, 2013, 2014 and 2015, respectively.

(dd)	Recent issued accounting standards

Recent accounting pronouncements adopted

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2014-08 which amends to change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization’s results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Group early adopted this ASU in January 2015. The effects of the pronouncement have been reflected in the consolidated financial statements.

Recent accounting pronouncements not yet adopted

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures in certain circumstances. The guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have a significant impact on the Group’s consolidated financial statements.

On August 12, 2015, the FASB issued a new pronouncement, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. The amendments in this ASU defer the effective date of ASU 2014-09 for all entities by one year. Public business entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is in the process of evaluating the impacts of adoption of this guidance on its consolidated financial statements.

On September 25, 2015, the FASB issued ASU 2015-16 to simplify the accounting for measurement-period adjustments. The ASU, which is part of the FASB’s simplification initiative (i.e., the Board’s effort to reduce the cost and complexity of certain aspects of U.S. GAAP), was issued in response to stakeholder feedback that restatements of prior periods to reflect adjustments made to provisional amounts recognized in a business combination increase the cost and complexity of financial reporting but do not significantly improve the usefulness of the information. Under the ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes. The amendments in this update simplify the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

On February 25, 2016, the FASB issued ASU 2016-02 Leases. The core principle of this ASU will require lessees to present right-of-use assets and lease liabilities on their balance sheets. ASU 2016-02 is effective for annual and interim periods beginning January 1, 2019. Early adoption of this ASU is permitted. Upon adoption of this ASU, the Group is required to recognize and measure leases at the beginning of the earliest period presented in the consolidated financial statements using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that the Group may elect to apply. The Group is currently evaluating and assessing the impact of adoption of this ASU on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.